Putnam
Health
Sciences
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The stock market's performance over the past several months has sparked comparisons with the dismal decade of the 1970s and set investors to wondering whether history is about to repeat itself.

While market conditions have certainly been discouraging, we believe such concerns are misplaced. Unlike the environment of the 1970s, today's economy is characterized by solid fundamentals. Productivity is still on the rise, inflation is virtually nonexistent, and interest rates are coming down. We are quite likely to see a tax cut this year, and the Federal Reserve Board has already demonstrated its determination to pursue a monetary policy that promotes sustainable economic growth.

Therefore, we believe that the death of today's bull market has been greatly exaggerated. In our view, the decline represents a squeezing out of excess value in certain sectors of the market. Putnam Health Sciences Trust is particularly well suited to benefit from an upturn in the market, since many of the companies in which it invests should continue to deliver attractive earnings in the months ahead.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
April 18, 2001

REPORT FROM FUND MANAGEMENT

Richard B. England
David G. Carlson
Margery C. Parker
Margaret D. Smith

Much of the credit for Putnam Health Sciences Trust's successful long-term performance goes to our in-depth research and careful stock selection. However, over the six months ended February 28, 2001, market conditions and the economy's slowdown made a far more significant contribution to the fund's results. While strong fundamentals enabled our health-care selections to perform well last fall, even during a widespread market decline, there was a major selloff in this sector in January. This offset the gains we had achieved earlier and drove performance into negative territory.

Total return for 6 months ended 2/28/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   -8.55%  -13.80%  -8.90% -13.21%   -8.87%  -9.74%   -8.78%  -11.97%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* MARKET DECLINES BOOSTED HEALTH-CARE STOCKS

As the semiannual period drew to a close, your fund was making strides toward recovery, drawing on the renewed strength of large-capitalization pharmaceutical companies. Consequently, we see this downturn as a reflection of recent market volatility, and our faith in the fund's potential for long-term growth remains unshaken.

The economic slowdown that began in 2000 is exactly what the Federal Reserve Board had sought to achieve when it raised interest rates 6 times in a 1-year period. What caught investors by surprise, however, was the speed at which the economy slowed, especially in the final months of 2000. This caused many to wonder if the slowdown would lead to a recession, which, in turn, exacerbated market volatility.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals	        55.5%

Biotechnology	        18.5%

Medical services	    13.3%

Medical technology	    10.0%

Other	                 1.6%

Footnote reads:
*Based on net assets as of 2/28/01. Holdings will vary over time.

By the close of 2000, all 3 major stock indexes had delivered negative returns for the first time in 10 years. After surging more than 85% in 1999, the Nasdaq returned -39.29% in 2000, the largest decline since the index was created in 1971. (From its peak in March, the Nasdaq declined 51.07%.) The Standard & Poor's 500, a broader stock market index, returned -9.10%, its worst 1-year return since 1977. The Dow Jones Industrial Average fared slightly better, returning -4.71%

"Despite recent volatility, demographic trends, impressive research, and innovative products in development all contribute to the long-term growth potential of the health-care industry."

-- Richard B. England, portfolio manager

Nevertheless, throughout most of calendar year 2000, health-care stocks demonstrated one of the characteristics that make them such a popular choice for long-term investing -- their lower level of sensitivity to economic changes. As earnings growth declined and the pace of the U.S. economy slowed to a crawl, health-care stocks benefited. Not only were they less affected by the declines than the broader market, but investor demand for them increased substantially.

* HEALTH-CARE SERVICES AND PHARMACEUTICALS WERE STRONG PERFORMERS

Another factor contributing to the sector's strength was the relative stability of health-care earnings. The ongoing needs of an aging U.S. population continue to translate into steady profitability for most health-care industries, particularly health-care services, which strengthened substantially toward the end of the period. These companies, such as hospitals, nursing homes, and HMOs, are primarily domestic and were not faced with issues such as the weakness of the euro.

Looking at the six-month period as a whole, though, the strongest contributors to overall performance were domestic large- capitalization pharmaceutical stocks. These stocks continued to produce earnings growth even as one high-tech company after another announced earnings disappointments. The secret of their stability is simple: as the nation's bill for health care continues to rise, prescription drugs are accounting for an ever-increasing portion of it.

According to federal health economists, drugs constituted 10% of all health-care expenditures in 1999 and are projected to rise an average of 12.6% per year.* While many factors, such as the possibility of extended Medicare coverage and government involvement in drug pricing, could slow this growth, we believe in this industry's potential. At the close of the period, pharmaceutical companies represented 55.5% of the portfolio's net assets.

* "JANUARY EFFECT" WORKED AGAINST FUND

As 2001 began, the Fed's surprise rate cut sparked a short-lived change in investor perspective. Fears of a recession briefly lessened and investors who had fled battered growth stocks and taken refuge in more stable areas of the market, such as health care, decided to take profits on their holdings and venture once again into riskier areas of the market. The result was the classic January effect in which stocks that had been the poorest performers in the prior year experience the biggest bounces in January. Conversely, stocks that had demonstrated strength in the previous year were hit with a major selloff.

Growth stocks, which had languished throughout the fall, revived in January. The rising tide also lifted the fortunes of the riskier area of the health-care sector: biotechnology. Two other developments kept investors focused on biotech stocks. A court ruling in favor of Amgen, protecting its drug Epogen, strengthened the perceived value of intellectual property, an ongoing issue for the biotech industry. And the announcement of the mapping of the human genome sparked a renewal of interest in the sector's potential.

Footnote reads:
*Source: Yahoo! News/Associated Press, March 11, 2001.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Pfizer, Inc.
Pharmaceuticals

Merck & Co., Inc.
Pharmaceuticals

Lilly (Eli) & Co.
Pharmaceuticals

Johnson & Johnson
Pharmaceuticals

AstraZeneca PLC ADR
(United Kingdom)
Pharmaceuticals

American Home Products Corp.
Pharmaceuticals

Medtronic, Inc.
Medical technology

Pharmacia Corp.
Pharmaceuticals

Allergan, Inc.
Pharmaceuticals

Schering-Plough Corp.
Pharmaceuticals

Footnote reads:
These holdings represent 36.1% of the fund's net assets as of 2/28/01. Portfolio holdings will vary over time.

As the semiannual period drew to a close, the January effect reversed itself. Hopes for a soft landing diminished and fears of a recession returned. Investors began settling in for a siege of market volatility. This made large-cap pharmaceuticals and health-care services stocks once again appealing, and the portfolio began to regain value lost in January's onslaught.

* HEALTH CARE CONTINUES TO OFFER OPPORTUNITY

As the fund began the second half of fiscal 2001, concern for declining corporate profits and earnings disappointments was dominating the headlines and market declines were becoming the rule rather than the exception. Even in such an environment, we believe health-care stocks can continue to deliver attractive earnings and thus will remain a focus for investors. However, we do not expect these stocks to deliver the same degree of growth that we saw in 2000. Still, a muted, yet positive performance achieves greater value in the midst of what is perceived as a bear market. As the year continues and the effect of additional interest-rate cuts begins to sink in, we look for a calmer atmosphere and the potential for stronger long-term results.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/01, there is no guarantee the fund will continue to hold these securities in the future. The fund concentrates its investments in one region or sector and involves more risk than a fund that invests more broadly.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Health Sciences Trust is designed for investors seeking capital appreciation through investments in the health sciences industry.

TOTAL RETURN FOR PERIODS ENDED 2/28/01

                     Class A        Class B          Class C        Class M
(inception dates)   (5/28/82)       (3/1/93)        (7/26/99)       (7/3/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months         -8.55% -13.80%  -8.90% -13.21%  -8.87%  -9.74%  -8.78% -11.97%
------------------------------------------------------------------------------
1 year            3.54   -2.41    2.77   -2.09    2.89    1.92    3.04   -0.57
------------------------------------------------------------------------------
5 years         111.85   99.68  104.01  102.01  104.29  104.29  106.64   99.40
Annual average   16.20   14.83   15.33   15.10   15.36   15.36   15.62   14.80
------------------------------------------------------------------------------
10 years        335.30  310.29  303.18  303.18  304.13  304.13  313.90  299.43
Annual average   15.85   15.16   14.96   14.96   14.99   14.99   15.26   14.85
------------------------------------------------------------------------------
Annual average
(life of fund)   17.00   16.63   15.99   15.99   16.13   16.13   16.29   16.07
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/01

                                     Standard & Poor's      Consumer
                                        500 Index          price index
----------------------------------------------------------------------
6 months                                  -17.84%             2.03%
----------------------------------------------------------------------
1 year                                     -8.20              3.59
----------------------------------------------------------------------
5 years                                   109.18             13.60
Annual average                             15.91              2.58
----------------------------------------------------------------------
10 years                                  320.62             30.71
Annual average                             15.45              2.71
----------------------------------------------------------------------
Annual average
(life of fund)                             17.16              3.30
----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/28/01

                         Class A       Class B       Class C       Class M
------------------------------------------------------------------------------
Distributions (number)      1             1             1             1
------------------------------------------------------------------------------
Income                      --            --            --            --
------------------------------------------------------------------------------
Capital gains
  Long-term              $4.176        $4.176        $4.176        $4.176
------------------------------------------------------------------------------
  Short-term                --            --            --            --
------------------------------------------------------------------------------
  Total                  $4.176        $4.176        $4.176        $4.176
------------------------------------------------------------------------------
Share value:          NAV     POP         NAV           NAV     NAV     POP
------------------------------------------------------------------------------
8/31/00              $82.19  $87.20    $78.08        $81.60    $80.34  $83.25
------------------------------------------------------------------------------
2/28/01               71.38   75.73     67.36         70.58     69.51   72.03
------------------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 3/31/01 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (5/28/82)       (3/1/93)        (7/26/99)       (7/3/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -23.22% -27.64% -23.51% -27.13% -23.51% -24.23% -23.42% -26.11%
------------------------------------------------------------------------------
1 year           -5.81   -5.81   -6.51   -6.51   -6.52   -6.52   -6.29   -6.29
------------------------------------------------------------------------------
5 years          87.16   76.40   80.24   78.24   80.45   80.45   82.55   76.15
Annual average   13.36   12.02   12.50   12.25   12.53   12.53   12.79   11.99
------------------------------------------------------------------------------
10 years        263.69  242.73  236.90  236.90  237.61  237.61  245.84  233.74
Annual average   13.78   13.11   12.91   12.91   12.94   12.94   13.21   12.81
------------------------------------------------------------------------------
Annual average 1579.43 1482.57 1326.62 1326.62 1358.46 1358.46 1397.36 1345.43
(life of fund)   16.15   15.79   15.15   15.15   15.29   15.29   15.45   15.23
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI ) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
February 28, 2001 (Unaudited)

COMMON STOCKS (98.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
Biotechnology (18.0%)
-------------------------------------------------------------------------------------------------------------------
            526,900 Abgenix, Inc. (NON)                                                              $   17,914,600
             35,810 Actelion, Ltd. (Switzerland) (NON)                                                   13,259,795
            545,800 Alexion Pharmaceuticals, Inc. (NON)                                                  16,032,875
          1,557,100 Alkermes, Inc. (NON)                                                                 48,270,100
            546,000 Amgen, Inc. (NON)                                                                    39,346,125
          1,746,000 Applera Corp.-Applied Biosystems Group                                              120,648,600
            358,800 Applied Molecular Evolution, Inc. (NON)                                               4,328,025
            872,900 Biovail Corp. (Canada) (NON)                                                         40,284,335
            204,800 Caliper Technologies Corp. (NON)                                                      5,222,400
            384,000 Celgene Corp. (NON)                                                                  10,032,000
            678,500 Cephalon, Inc. (NON)                                                                 37,359,906
          1,392,500 COR Therapeutics, Inc. (NON)                                                         47,867,188
             44,333 Diversa Corp. (NON)                                                                     676,078
            623,700 Enzon, Inc. (NON)                                                                    39,643,931
          2,602,900 Genentech, Inc. (NON)                                                               136,652,250
          1,903,200 Gilead Sciences, Inc. (NON)                                                          71,132,100
            800,200 Guilford Pharmaceuticals, Inc. (NON)                                                 18,054,513
            387,000 Human Genome Sciences, Inc. (NON)                                                    21,260,813
          1,962,400 IDEXX Laboratories, Inc. (NON) (AFF)                                                 46,239,050
          3,369,000 Immunex Corp. (NON)                                                                 109,703,063
            193,400 Intermune Pharmaceuticals, Inc. (NON)                                                 5,475,638
          2,250,000 MedImmune, Inc. (NON)                                                                98,296,875
            891,000 Millennium Pharmaceuticals, Inc. (NON)                                               30,071,250
            463,600 Nexia Biotechnologies, Inc. 144A (Canada) (NON)                                       2,423,419
            433,700 Praecis Pharmaceuticals, Inc. (NON)                                                  11,953,856
            519,900 Protein Design Labs, Inc. (NON)                                                      32,558,738
            762,400 QIAGEN NV (Netherlands) (NON)                                                        20,966,000
            247,100 Regeneration Technologies, Inc. (NON)                                                 2,965,200
          1,490,400 Sepracor, Inc. (NON)                                                                 77,407,650
            713,000 Tanox, Inc. (NON)                                                                    24,108,313
            476,200 Transkaryotic Therapies, Inc. (NON)                                                   7,939,147
            760,860 Trimeris, Inc. (NON)                                                                 34,821,233
                                                                                                      -------------
                                                                                                      1,192,915,066

Medical Services (13.3%)
-------------------------------------------------------------------------------------------------------------------
          1,411,500 Cardinal Health, Inc.                                                               143,267,250
          1,250,000 CIGNA Corp.                                                                         137,087,500
            686,400 Eclipsys Corp. (NON)                                                                 14,500,200
            640,500 First Health Group Corp. (NON)                                                       27,341,344
          3,509,800 HCA-The Healthcare Co.                                                              138,988,080
            724,400 Invitrogen Corp. (NON)                                                               58,314,200
            279,600 Laboratory Corp. of America Holdings (NON)                                           44,875,800
            477,800 Lincare Holdings, Inc. (NON)                                                         28,160,338
          1,774,100 Mckesson HBOC, Inc.                                                                  51,590,828
            547,000 On Assignment, Inc. (NON)                                                            12,068,188
            884,100 Province Healthcare Co. (NON)                                                        30,888,244
            513,000 Quest Diagnostics, Inc. (NON)                                                        54,070,200
            801,300 Trigon Healthcare, Inc. (NON)                                                        48,230,247
          1,553,000 UnitedHealth Group, Inc.                                                             91,984,190
                                                                                                      -------------
                                                                                                        881,366,609

Medical Technology (10.0%)
-------------------------------------------------------------------------------------------------------------------
            325,000 Align Technology, Inc. (NON)                                                          2,437,500
          1,402,300 Apogent Technologies, Inc. (NON)                                                     28,158,184
          1,297,400 ArthroCare Corp. (NON) (AFF)                                                         23,191,025
            184,900 Avigen, Inc. (NON)                                                                    2,900,619
            599,400 Cerus Corp. (NON)                                                                    34,727,738
            617,900 Cyberonics, Inc. (NON)                                                               14,134,463
            508,000 Cytyc Corp. (NON)                                                                    31,940,500
          3,901,766 Medtronic, Inc.                                                                     199,692,384
            643,700 Millipore Corp.                                                                      33,794,250
            436,300 Minimed, Inc. (NON)                                                                  15,434,113
            334,000 Molecular Devices Corp. (NON)                                                        22,440,625
          1,456,900 St. Jude Medical, Inc. (NON)                                                         81,761,228
          1,001,200 Stryker Corp.                                                                        56,217,380
            467,433 Sybron Dental Specialties, Inc. (NON)                                                 9,185,058
          1,639,500 Waters Corp. (NON)                                                                  107,977,470
                                                                                                      -------------
                                                                                                        663,992,537

Other (1.6%)
-------------------------------------------------------------------------------------------------------------------
          1,724,200 CVS Corp.                                                                           105,176,200

Pharmaceuticals (55.5%)
-------------------------------------------------------------------------------------------------------------------
          2,104,852 Abbott Laboratories                                                                 103,116,699
          1,940,600 Allergan, Inc.                                                                      168,735,170
            875,800 Alza Corp. (NON)                                                                     34,637,890
          3,290,700 American Home Products Corp.                                                        203,266,539
            568,700 Andrx Group (NON)                                                                    32,566,961
            296,800 Angiotech Pharmaceuticals, Inc. (Canada) (NON)                                       12,372,850
             87,476 Ares-Serono Group Class B (Switzerland)                                              71,677,659
          4,653,700 AstraZeneca PLC ADR (United Kingdom)                                                215,233,625
          1,930,303 Aventis SA (France)                                                                 155,820,467
            427,300 Aviron (NON)                                                                         17,919,894
            456,200 Barr Laboratories, Inc. (NON)                                                        25,364,720
          1,639,900 Bristol-Myers Squibb Co.                                                            103,986,059
            118,700 Cell Therapeutics, Inc. (NON)                                                         2,826,544
          1,743,240 Elan Corp. PLC ADR (Ireland) (NON)                                                   95,808,470
            823,200 Forest Laboratories, Inc. (NON)                                                      57,237,096
          2,908,500 GlaxoSmithKline PLC ADR (United Kingdom) (NON)                                      160,869,135
            734,700 IDEC Pharmaceuticals Corp. (NON)                                                     41,418,713
          1,314,400 Inhale Therapeutic Systems, Inc. (NON)                                               36,638,900
            142,700 Inspire Pharmaceuticals, Inc. (NON)                                                   1,337,813
            502,900 Ista Pharmaceuticals, Inc. (NON)                                                      2,954,538
          1,822,500 IVAX Corp. (NON)                                                                     68,343,750
          2,246,410 Johnson & Johnson                                                                   218,643,085
          1,034,600 King Pharmacueticals, Inc. (NON)                                                     47,488,140
          3,588,200 Lilly (Eli) & Co.                                                                   285,118,372
            289,400 Medicines Co. (NON)                                                                   3,834,550
            755,900 Medicis Pharmaceutical Corp. Class A (NON)                                           39,760,340
          4,171,300 Merck & Co., Inc.                                                                   334,538,260
            352,600 Noven Pharmaceuticals, Inc. (NON)                                                    11,459,500
          1,040,900 NPS Pharmaceuticals, Inc. (NON)                                                      33,569,025
            190,800 Pain Therapeutics, Inc. (NON)                                                         1,931,850
          8,930,600 Pfizer, Inc.                                                                        401,876,992
          3,798,286 Pharmacia Corp.                                                                     196,371,386
            463,800 Priority Healthcare Corp. Class B (NON)                                              18,957,825
            928,000 Sankyo Co., Ltd. (Japan)                                                             19,349,821
          1,494,100 Sanofi-Synthelabo SA (France)                                                        81,046,857
          4,180,700 Schering-Plough Corp.                                                               168,273,175
          1,211,800 Shire Pharmaceuticals Group PLC ADR (United Kingdom) (NON)                           64,755,563
          2,225,000 Takeda Chemical Industries (Japan)                                                  105,310,848
            444,000 Teva Pharmaceutical Industries, Ltd. ADR (Israel)                                    28,305,000
                                                                                                     --------------
                                                                                                     $3,672,724,081
                                                                                                     --------------
                    Total Common Stocks (cost $4,635,123,144)                                        $6,516,174,493

CONVERTIBLE PREFERRED STOCKS (0.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            374,800 Intermune Pharmaceuticals, Inc. zero % cv. pfd (NON)                             $   10,611,525
          3,091,592 Third Wave Technologies, Inc. Ser. F, 10.0% cv. pfd,
                    (acquired 7/18/00, cost $3,002,107) (NON) (RES) (AFF)                                22,172,509
                                                                                                     --------------
                    Total Convertible Preferred Stocks (cost $17,244,507)                            $   32,784,034

SHORT-TERM INVESTMENTS (2.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $50,000,000 Federal National Mortgage Association effective yield of 5.29%,
                    April 16, 2001                                                                   $   49,662,028
        128,139,000 Interest in $1,000,000,000 joint repurchase agreement dated February 28, 2001 with Merrill Lynch, Pierce, Fenner &
                    Smith, Inc. due March 1, 2001 with respect to various
                    U.S. Government obligations-maturity value of $128,158,434
                    for an effective yield of 5.46%                                                     128,139,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $177,801,028)                                 $  177,801,028
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $4,830,168,679) (b)                                      $6,726,759,555
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $6,623,186,029.

  (b) The aggregate identified cost on a tax basis is $4,836,510,210, resulting in gross unrealized appreciation and depreciation of $2,149,206,284 and $258,956,939, respectively, or net unrealized appreciation of $1,890,249,345.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 2001 was $22,172,509 or 0.3% of net assets.

(AFF) Affiliated Companies (Note 5).

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,830,168,679) (Note 1)                                    $6,726,759,555
-------------------------------------------------------------------------------------------
Foreign currency (cost $1,985,270)                                                1,993,345
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                   7,478,958
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           10,174,841
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   44,899,236
-------------------------------------------------------------------------------------------
Total assets                                                                  6,791,305,935

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin                                                         35,841
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                143,585,081
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        9,992,887
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      8,973,244
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        1,309,023
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       155,740
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                         13,609
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            3,742,157
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              312,324
-------------------------------------------------------------------------------------------
Total liabilities                                                               168,119,906
-------------------------------------------------------------------------------------------
Net assets                                                                   $6,623,186,029

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $4,607,933,563
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                        (18,935,640)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                          137,614,698
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                  1,896,573,408
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $6,623,186,029

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,706,174,123 divided by 51,919,788 shares)                                        $71.38
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $71.38)*                              $75.73
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,673,801,986 divided by 39,696,736 shares)**                                      $67.36
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($104,249,239 divided by 1,477,080 shares)**                                         $70.58
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($109,297,095 divided by 1,572,445 shares)                                           $69.51
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $69.51)*                              $72.03
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($29,663,586 divided by 414,573 shares)                                              $71.55
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended February 28, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $192,881)                                    $  19,974,818
-------------------------------------------------------------------------------------------
Interest                                                                          4,873,697
-------------------------------------------------------------------------------------------
Total investment income                                                          24,848,515

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 18,333,777
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    4,357,467
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    54,817
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     16,526
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             4,886,171
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            14,213,696
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               475,265
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               445,849
-------------------------------------------------------------------------------------------
Other                                                                             1,729,995
-------------------------------------------------------------------------------------------
Total expenses                                                                   44,513,563
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (729,408)
-------------------------------------------------------------------------------------------
Net expenses                                                                     43,784,155
-------------------------------------------------------------------------------------------
Net investment loss                                                             (18,935,640)
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1, 3 and 5) (including realized
loss of $9,165,980 on sales of investments in affiliated issuers)               203,564,161
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (8,006,660)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (26,634)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the period                                              35,343
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                   (814,277,747)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (618,711,537)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(637,647,177)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      February 28        August 31
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $   (18,935,640) $   (25,200,478)
--------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                         195,530,867      382,861,779
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                     (814,242,404)   1,500,933,605
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            (637,647,177)   1,858,594,906
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
From net realized gain on investments
   Class A                                                           (204,831,724)              --
--------------------------------------------------------------------------------------------------
   Class B                                                           (157,567,466)              --
--------------------------------------------------------------------------------------------------
   Class C                                                             (5,030,933)              --
--------------------------------------------------------------------------------------------------
   Class M                                                             (6,400,198)              --
--------------------------------------------------------------------------------------------------
   Class Y                                                             (1,641,637)              --
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     580,026,338       75,325,424
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (433,092,797)   1,933,920,330

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 7,056,278,826    5,122,358,496
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $18,935,640 and $--, respectively)                         $6,623,186,029   $7,056,278,826
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           February 28
operating performance               (Unaudited)                       Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $82.19       $59.51       $53.50       $55.82       $43.67       $36.21
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (.09)(a)     (.08)(a)     (.07)(a)     (.01)(a)      .13(a)       .19
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (6.54)       22.76        11.09         4.13        13.71         8.46
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (6.63)       22.68        11.02         4.12        13.84         8.65
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --         (.02)        (.09)        (.27)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (4.18)          --        (4.98)       (6.42)       (1.60)        (.92)
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --           --         (.03)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (4.18)          --        (5.01)       (6.44)       (1.69)       (1.19)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $71.38       $82.19       $59.51       $53.50       $55.82       $43.67
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (8.55)*      38.11        20.50         7.48        32.46        24.12
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $3,706,174   $3,942,734   $2,883,732   $2,236,469   $1,681,187   $1,166,794
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .47*         .93          .95         1.00         1.08         1.10
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.11)*       (.12)        (.11)        (.02)         .26          .43
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 19.82*       67.34        79.12        40.45        44.54        10.55
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           February 28
operating performance               (Unaudited)                        Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $78.08       $56.96       $51.74       $54.54       $42.94       $35.72
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.36)        (.56)        (.50)        (.44)        (.24)        (.13)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (6.18)       21.68        10.73         4.06        13.44         8.35
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (6.54)       21.12        10.23         3.62        13.20         8.22
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --           --         (.08)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (4.18)          --        (4.98)       (6.42)       (1.60)        (.92)
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --           --         (.03)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (4.18)          --        (5.01)       (6.42)       (1.60)       (1.00)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $67.36       $78.08       $56.96       $51.74       $54.54       $42.94
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (8.90)*      37.08        19.61         6.67        31.46        23.19
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,673,802   $2,877,594   $2,141,640   $1,292,418     $567,928     $273,243
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .85*        1.68         1.70         1.75         1.83         1.85
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.48)*       (.87)        (.86)        (.76)        (.49)        (.31)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 19.82*       67.34        79.12        40.45        44.54        10.55
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                    Six months
                                       ended                 For the period
Per-share                           February 28  Year ended  July 26, 1999+
operating performance               (Unaudited)  August 31   to August 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $81.60       $59.48       $59.32
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (a)                 (.37)        (.64)        (.04)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (6.47)       22.76          .20
---------------------------------------------------------------------------
Total from
investment operations                  (6.84)       22.12          .16
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                         --           --           --
---------------------------------------------------------------------------
From net realized gain
on investments                         (4.18)          --           --
---------------------------------------------------------------------------
From return of
capital                                   --           --           --
---------------------------------------------------------------------------
Total distributions                    (4.18)          --           --
---------------------------------------------------------------------------
Net asset value,
end of period                         $70.58       $81.60       $59.48
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (8.87)*      37.19          .27*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $104,249      $82,117       $3,770
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .85*        1.68          .17*
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.47)*       (.89)        (.09)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 19.82*       67.34        79.12
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           February 28
operating performance               (Unaudited)                        Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $80.34       $58.47       $52.87       $55.47       $43.54       $36.17
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.28)        (.41)        (.37)        (.31)        (.12)        (.02)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (6.37)       22.28        10.98         4.13        13.65         8.46
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (6.65)       21.87        10.61         3.82        13.53         8.44
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --           --         (.15)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (4.18)          --        (4.98)       (6.42)       (1.60)        (.92)
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --           --         (.03)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (4.18)          --        (5.01)       (6.42)       (1.60)       (1.07)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $69.51       $80.34       $58.47       $52.87       $55.47       $43.54
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (8.78)*      37.40        19.93         6.94        31.79        23.51
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $109,297     $122,066      $93,216      $56,662      $23,675       $9,732
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .72*        1.43         1.45         1.50         1.58         1.61
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.36)*       (.62)        (.61)        (.51)        (.24)        (.05)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 19.82*       67.34        79.12        40.45        44.54        10.55
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
--------------------------------------------------------------
                                    Six months
                                       ended     For the period
Per-share                           February 28  April 4, 2000+
operating performance               (Unaudited)  to August 31
--------------------------------------------------------------
                                        2001         2000
--------------------------------------------------------------
Net asset value,
beginning of period                   $82.28       $70.52
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment income (a)                .01          .03
--------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (6.56)       11.73
--------------------------------------------------------------
Total from
investment operations                  (6.55)       11.76
--------------------------------------------------------------
Less distributions:
--------------------------------------------------------------
From net
investment income                         --           --
--------------------------------------------------------------
From net realized gain
on investments                         (4.18)          --
--------------------------------------------------------------
From return of
capital                                   --           --
--------------------------------------------------------------
Total distributions                    (4.18)          --
--------------------------------------------------------------
Net asset value,
end of period                         $71.55       $82.28
--------------------------------------------------------------
Total return at
net asset value  (%)(b)                (8.44)*      16.68*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                       $29,664      $31,768
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .35*         .28*
--------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                .02*         .04*
--------------------------------------------------------------
Portfolio turnover (%)                 19.82*       67.34
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
February 28, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Health Sciences Trust ("the fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the fund is to seek capital appreciation by investing primarily in the common stocks of companies in the health sciences industries.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 2001, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended February 28, 2001, the fund's expenses were reduced by $729,408 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $4,056 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended February 28, 2001, Putnam Retail Management, Inc., acting as underwriter received net commissions of $1,075,410 and $26,808 from the sale of class A and class M shares, respectively, and received $1,935,486 and $16,987 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the six months ended February 28, 2001, Putnam Retail Management, Inc., acting as underwriter received $13,088 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 28, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,635,485,199 and $1,398,680,938, respectively.

There were no purchases and sales of U.S. government obligations.

Note 4
Capital Shares

At February 28, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,216,549       $ 490,667,640
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,247,601         177,043,570
---------------------------------------------------------------------------
                                             8,464,150         667,711,210

Shares
repurchased                                 (4,514,184)       (350,539,603)
---------------------------------------------------------------------------
Net increase                                 3,949,966       $ 317,171,607
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 12,581,188       $ 874,603,879
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            12,581,188         874,603,879

Shares
repurchased                                (13,065,795)       (873,981,620)
---------------------------------------------------------------------------
Net increase/
(decrease)                                    (484,607)      $     622,259
---------------------------------------------------------------------------

                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,938,007       $ 370,722,093
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,761,232         131,158,928
---------------------------------------------------------------------------
                                             6,699,239         501,881,021

Shares
repurchased                                 (3,857,168)       (282,654,477)
---------------------------------------------------------------------------
Net increase                                 2,842,071       $ 219,226,544
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,910,307       $ 651,834,493
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             9,910,307         651,834,493

Shares
repurchased                                (10,654,967)       (667,703,577)
---------------------------------------------------------------------------
Net decrease                                  (744,660)      $ (15,869,084)
---------------------------------------------------------------------------

                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    535,566         $41,740,373
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   52,992           4,134,427
---------------------------------------------------------------------------
                                               588,558          45,874,800

Shares
repurchased                                   (117,756)         (9,023,217)
---------------------------------------------------------------------------
Net increase                                   470,802         $36,851,583
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,009,354         $70,261,698
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             1,009,354          70,261,698

Shares
repurchased                                    (66,467)         (4,766,432)
---------------------------------------------------------------------------
Net increase                                   942,887         $65,495,266
---------------------------------------------------------------------------

                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    210,362        $ 16,113,777
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   75,376           5,788,901
---------------------------------------------------------------------------
                                               285,738          21,902,678

Shares
repurchased                                   (232,648)        (17,455,793)
---------------------------------------------------------------------------
Net increase                                    53,090        $  4,446,885
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    505,805        $ 34,489,099
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               505,805          34,489,099

Shares
repurchased                                   (580,698)        (37,379,303)
---------------------------------------------------------------------------
Net decrease                                   (74,893)       $ (2,890,204)
---------------------------------------------------------------------------

                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     99,120         $ 7,825,981
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   20,801           1,641,637
---------------------------------------------------------------------------
                                               119,921           9,467,618

Shares
repurchased                                    (91,460)         (7,137,899)
---------------------------------------------------------------------------
Net increase                                    28,461         $ 2,329,719
---------------------------------------------------------------------------

                                              For the period April 4, 2000
                                              (commencement of operations)
                                                        to August 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    431,899         $31,430,504
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               431,899          31,430,504

Shares
repurchased                                    (45,787)         (3,463,317)
---------------------------------------------------------------------------
Net increase                                   386,112         $27,967,187
---------------------------------------------------------------------------

Note 5
Transactions with affiliated issuers

Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:

                                              Purchase               Sales            Dividend              Market
Affiliates                                        cost                cost              Income               Value
------------------------------------------------------------------------------------------------------------------
Name of affiliate
------------------------------------------------------------------------------------------------------------------
ArthroCare Corp.                              $392,187         $ 7,336,384                 $--         $23,191,025
IDEXX Laboratories, Inc.                            --                  --                  --          46,239,050
SonoSite, Inc.                                 132,887          12,134,729                  --                  --
Third Wave Technologies, Inc.                       --                  --                  --          22,172,509
------------------------------------------------------------------------------------------------------------------
  Totals                                      $525,074         $19,471,113                 $--         $91,602,584


Note 6
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


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learn more about investing and retirement planning, and access market
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VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

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You can also read Putnam economist Dr. Robert Goodman's commentary and
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The site can be accessed through any of the major online services
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New features will be added to the site regularly. So be sure to bookmark us at
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FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

C. Beth Cotner
Vice President

Richard B. England
Vice President and Fund Manager

David G. Carlson
Vice President and Fund Manager

Margery C. Parker
Vice President and Fund Manager

Margaret D. Smith
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Health Sciences Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com

SA008-70452  021/335/2AB  4/01


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Health Sciences Trust Fund
Supplement to semiannual Report dated 2/28/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 2/28/01

                                                      NAV
6 months                                             -8.44%
1 year                                                3.78
5 years                                             112.33
Annual average                                       16.25
10 years                                            336.29
Annual average                                       15.87
Life of fund (since class A inception, 5/28/82)    1805.36
Annual average                                       17.01

Share value:                                          NAV
8/31/00                                             $82.28
2/28/01                                             $71.55
----------------------------------------------------------------------------
Distributions:      No.      Income      Capital gains      Total
                     1         --            $4.176        $4.176
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.